Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
3. Revenue from Contracts with Customers
Disaggregation of Revenue
Revenue by source consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023	2022
Consoles	$29,832	$61,331	$64,590
Consumables	51,145	42,206	28,798

Total product revenue	80,977	103,537	93,388
Service and other revenue	32,712	26,839	21,987

Total revenue	$113,689	$130,376	$115,375

For the years ended December 31, 2024, 2023 and 2022, $0.2 million, $0.3 million and $2.0 million, respectively, of consoles revenue were from console operating lease arrangements.
Remaining Performance Obligations and Contract Liabilities
As of December 31, 2024, the aggregate amount of the transaction price allocated to the remaining performance obligations related to service agreements that are unsatisfied or partially unsatisfied was $13.6 million, which is recorded as deferred revenue on the Company’s balance sheet. Of that amount, $12.8 million will be recognized as revenue during the year ended December 31, 2025 and $0.8 million thereafter.
The contract liabilities consist of deferred revenue which represents payments received in advance of revenue recognition. During the years ended December 31, 2024, 2023 and 2022, the Company recognized $11.6 million, $8.7 million and $6.3 million, respectively, of previously deferred revenue.